FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

                            Franklin Universal Trust
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 05/31/05

Item 1. Schedule of Investments.


FRANKLIN UNIVERSAL TRUST

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY       SHARES/WARRANTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND WARRANTS 34.7%
           COMMUNICATIONS 2.0%
        (a)Call-Net Enterprises Inc., B ..........................................       Canada            41,958      $    304,195
    (a),(b)Poland Telecom Finance, wts., 144A, 12/01/07 ..........................       Poland             3,000                --
        (a)Telewest Global Inc. ..................................................   United Kingdom       160,567         3,357,456
        (a)USA Mobility Inc. .....................................................    United States        10,186           269,522
                                                                                                                       ------------
                                                                                                                          3,931,173
                                                                                                                       ------------
           ELECTRONIC TECHNOLOGY 0.0%(c)
        (a)Loral Space & Communications Ltd., wts., 12/27/06 .....................    United States        21,638               216
        (a)Loral Space & Communications Ltd., wts., 1/15/07 ......................    United States         5,000                 1
                                                                                                                       ------------
                                                                                                                                217
                                                                                                                       ------------
           NON-ENERGY MINERALS 1.0%
           AngloGold Ashanti Ltd., ADR ...........................................    South Africa         30,446         1,045,516
           Barrick Gold Corp. ....................................................       Canada            35,800           823,042
                                                                                                                       ------------
                                                                                                                          1,868,558
                                                                                                                       ------------
           PRODUCER MANUFACTURING 0.0%(c)
        (a)Harvard Industries Inc. ...............................................    United States       109,618               986
        (a)VS Holdings ...........................................................    United States       181,875                --
                                                                                                                       ------------
                                                                                                                                986
                                                                                                                       ------------
           UTILITIES 31.7%
           Alliant Energy Corp. ..................................................    United States        95,000         2,622,000
           Ameren Corp. ..........................................................    United States        40,000         2,183,200
           American Electric Power Co. Inc. ......................................    United States        30,000         1,070,700
           Atmos Energy Corp. ....................................................    United States        85,000         2,404,650
           Cinergy Corp. .........................................................    United States        55,000         2,267,650
           Dominion Resources Inc. ...............................................    United States        70,000         4,921,700
           DTE Energy Co. ........................................................    United States        45,000         2,139,300
           Edison International ..................................................    United States        65,000         2,388,750
           Energy East Corp. .....................................................    United States        42,000         1,176,000
           Entergy Corp. .........................................................    United States        28,000         2,011,240
           Exelon Corp. ..........................................................    United States       104,000         4,872,400
           FirstEnergy Corp. .....................................................    United States        75,000         3,322,500
           FPL Group Inc. ........................................................    United States       140,000         5,691,000
           Nicor Inc. ............................................................    United States        98,000         3,871,000
           NiSource Inc. .........................................................    United States        80,000         1,928,000
           ONEOK Inc. ............................................................    United States        22,600           697,210
           Pepco Holdings Inc. ...................................................    United States        68,000         1,532,720
           Pinnacle West Capital Corp. ...........................................    United States        76,000         3,353,120
           Progress Energy Inc. ..................................................    United States        70,000         3,096,100
           Southern Co. ..........................................................    United States       170,000         5,771,500
           TXU Corp. .............................................................    United States        39,600         3,179,088
                                                                                                                       ------------
                                                                                                                         60,499,828
                                                                                                                       ------------
           TOTAL COMMON STOCKS AND WARRANTS (COST $48,716,701) ...................                                       66,300,762
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 3

FRANKLIN UNIVERSAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY       SHARES/WARRANTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           PREFERRED STOCKS 1.0%
           PROCESS INDUSTRIES 0.0%(c)
(b),(d),(e)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ...................      Indonesia       4,000,000      $     44,960
                                                                                                                       ------------
           UTILITIES 1.0%
           Heco Capital Trust III, 6.50%, pfd. ...................................    United States        75,000         1,949,250
                                                                                                                       ------------
           TOTAL PREFERRED STOCKS (COST $5,875,000) ..............................                                        1,994,210
                                                                                                                       ------------

                                                                                                    -------------------
                                                                                                    PRINCIPAL AMOUNT(f)
                                                                                                    -------------------
           CORPORATE BONDS 86.0%
           COMMERCIAL SERVICES 1.2%
           Corrections Corp. of America, senior note, 7.50%, 5/01/11 .............    United States     2,300,000         2,371,875
                                                                                                                       ------------
           COMMUNICATIONS 10.6%
           Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
            11/01/12 .............................................................    United States     1,900,000         1,957,000
           Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ....................    United Kingdom    2,000,000         2,090,000
           Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ..............       Bermuda        2,900,000         2,965,250
           Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .....      Luxembourg      2,300,000         2,242,500
           Nextel Communications Inc., senior note, 7.375%, 8/01/15 ..............    United States     3,000,000         3,258,750
        (e)Poland Telecom Finance BV, B, 14.00%, 12/01/07 ........................        Poland        3,000,000               300
           Qwest Communications International Inc., senior note, 144A, 8.00%,
            2/15/14 ..............................................................    United States     2,000,000         1,940,000
           Rogers Wireless Communications Inc., senior secured note, 7.25%,
            12/15/12 .............................................................        Canada        2,700,000         2,902,500
           Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ........    United States     1,300,000         1,241,500
           Time Warner Telecom Holdings Inc., senior note, 144A, 9.25%,
            2/15/14 ..............................................................    United States     1,700,000         1,623,500
                                                                                                                       ------------
                                                                                                                         20,221,300
                                                                                                                       ------------
           CONSUMER DURABLES 4.8%
           D.R. Horton Inc., senior note, 8.50%, 4/15/12 .........................    United States     3,000,000         3,286,818
           Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..................    United States     1,400,000         1,347,500
           Simmons Co., senior sub. note, 7.875%, 1/15/14 ........................    United States     1,900,000         1,681,500
           William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ................    United States     3,000,000         2,775,000
                                                                                                                       ------------
                                                                                                                          9,090,818
                                                                                                                       ------------
           CONSUMER NON-DURABLES 3.7%
           Del Monte Corp., senior sub. note, 144A, 6.75%, 2/15/15 ...............    United States       900,000           902,250
           Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 ................    United States     3,000,000         2,940,000
           Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ....................    United States     2,000,000         2,105,000
           Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ....................    United States     1,000,000         1,095,000
                                                                                                                       ------------
                                                                                                                          7,042,250
                                                                                                                       ------------
           CONSUMER SERVICES 14.8%
    (b),(e)Atherton Franchise Capital, 13.073%, 12/01/08 .........................    United States       752,296            11,284
           Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ..........    United States     2,900,000         3,063,125
           Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 .........    United States     2,400,000         2,664,000


4 | Quarterly Statement of Investments

FRANKLIN UNIVERSAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY     PRINCIPAL AMOUNT(f)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (CONT.)
           CONSUMER SERVICES (CONT.)
        (e)Century Communications Corp., senior disc. note, B, zero cpn.,
            1/15/08 ..............................................................    United States     5,000,000      $  3,050,000
           Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ......    United States     2,500,000         2,550,000
           Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .................    United States     2,342,000         2,687,445
           DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ....................    United States     1,283,000         1,427,338
           Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ................    United States     2,700,000         2,676,375
           Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ......................    United States     1,900,000         1,995,000
           Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ........    United States       800,000           836,000
           Radio One Inc., senior sub. note, 144A, 6.375%, 2/15/13 ...............    United States       700,000           694,750
           Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 .............    United States     1,200,000         1,326,000
           Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ...........    United States       800,000           842,000
           Station Casinos Inc., senior note, 6.00%, 4/01/12 .....................    United States       500,000           503,750
           Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ................    United States       300,000           305,250
           Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ...............    United States     2,200,000         2,271,500
           Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 .............    United States     1,500,000         1,365,000
                                                                                                                       ------------
                                                                                                                         28,268,817
                                                                                                                       ------------
           ELECTRONIC TECHNOLOGY 2.9%
           Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ......      Singapore       1,500,000         1,533,750
           Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13 ....................    United States     1,500,000         1,425,000
           Xerox Corp., senior note, 7.125%, 6/15/10 .............................    United States     2,500,000         2,675,000
                                                                                                                       ------------
                                                                                                                          5,633,750
                                                                                                                       ------------
           ENERGY MINERALS 4.6%
           Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 ...........    United States     1,000,000         1,025,000
           Foundation PA Coal Co., senior note, 7.25%, 8/01/14 ...................    United States     1,700,000         1,759,500
           Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14 ......    United States     1,500,000         1,440,000
           Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 .....    United States     1,200,000         1,287,000
           Vintage Petroleum, senior sub. note, 7.875%, 5/15/11 ..................    United States     3,000,000         3,180,000
                                                                                                                       ------------
                                                                                                                          8,691,500
                                                                                                                       ------------
           HEALTH SERVICES 4.8%
           Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 ...................    United States     3,000,000         3,030,000
           Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ..................    United States     3,000,000         2,955,000
           Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
            10/01/14 .............................................................    United States     3,000,000         3,255,000
                                                                                                                       ------------
                                                                                                                          9,240,000
                                                                                                                       ------------
           HEALTH TECHNOLOGY 1.5%
           Bio-Rad Laboratories Inc., senior sub. note, 144A, 6.125%,
            12/15/14 .............................................................    United States     3,000,000         2,955,000
                                                                                                                       ------------
           INDUSTRIAL SERVICES 3.8%
           Allied Waste North America Inc., senior secured note, 6.50%,
            11/15/10 .............................................................    United States     3,000,000         2,947,500
           Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ....................    United States     1,000,000         1,105,000
           Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11 ....    United States     3,000,000         3,127,500
                                                                                                                       ------------
                                                                                                                          7,180,000
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 5

FRANKLIN UNIVERSAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY     PRINCIPAL AMOUNT(f)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (CONT.)
           NON-ENERGY MINERALS 2.0%
           Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 .................    United States     1,863,000      $  2,141,146
           Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .......................        Canada        1,700,000         1,674,500
                                                                                                                       ------------
                                                                                                                          3,815,646
                                                                                                                       ------------
           PROCESS INDUSTRIES 10.4%
           Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 ...............        Canada        3,000,000         2,947,500
           BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 .........    United States     1,785,000         2,012,587
           Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 ....................    United States     3,000,000         3,457,500
           JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 ...............       Ireland        3,000,000         2,415,000
           Nalco Co., senior sub. note, 8.875%, 11/15/13 .........................    United States     1,500,000         1,575,000
           Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 .....    United States     2,000,000         2,030,000
(b),(d),(g)Pindo Deli Finance Mauritius Ltd., FRN, 4.19%, 4/29/15 ................      Singapore         339,219            78,878
(b),(d),(g)Pindo Deli Finance Mauritius Ltd., FRN, 4.19%, 4/29/18 ................      Singapore         882,036           205,100
    (b),(d)Pindo Deli Finance Mauritius Ltd., zero cpn., 4/29/25 .................      Singapore       1,822,397           423,762
           PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13 ......................    United States     1,500,000         1,455,000
           Rhodia SA, senior note, 10.25%, 6/01/10 ...............................        France        3,000,000         3,210,000
                                                                                                                       ------------
                                                                                                                         19,810,327
                                                                                                                       ------------
           PRODUCER MANUFACTURING 6.9%
           Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ..............    United States     3,000,000         3,165,000
           Fimep SA, senior note, 10.50%, 2/15/13 ................................        France        2,000,000         2,260,000
           Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ......................    United Kingdom    1,800,000         1,705,500
           Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ...........    United States     2,500,000         2,625,000
           Nortek Inc., senior sub. note, 8.50%, 9/01/14 .........................    United States       800,000           720,000
           TRW Automotive Inc., senior note, 9.375%, 2/15/13 .....................    United States     1,701,000         1,845,585
           Westinghouse Air Brake Technologies Corp., senior note, 6.875%,
            7/31/13 ..............................................................    United States       800,000           814,000
                                                                                                                       ------------
                                                                                                                         13,135,085
                                                                                                                       ------------
           REAL ESTATE INVESTMENT TRUSTS 1.6%
           Host Marriott LP, senior note, 7.00%, 8/15/12 .........................    United States     2,500,000         2,581,250
           Host Marriott LP, senior note, 144A, 6.375%, 3/15/15 ..................    United States       500,000           491,250
                                                                                                                       ------------
                                                                                                                          3,072,500
                                                                                                                       ------------
           RETAIL TRADE 2.3%
           Leslie's Poolmart, senior note, 144A, 7.75%, 2/01/13 ..................    United States     1,600,000         1,588,128
           Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ...................    United States     3,000,000         2,745,000
                                                                                                                       ------------
                                                                                                                          4,333,128
                                                                                                                       ------------
           TECHNOLOGY SERVICES 1.7%
        (e)PSINet Inc., senior note, 10.50%, 12/01/06 ............................    United States       700,000               875
        (e)PSINet Inc., senior note, 11.00%, 8/01/09 .............................    United States     3,250,000             4,063
           UGS Corp., senior sub. note, 10.00%, 6/01/12 ..........................    United States     3,000,000         3,315,000
                                                                                                                       ------------
                                                                                                                          3,319,938
                                                                                                                       ------------


6 | Quarterly Statement of Investments

FRANKLIN UNIVERSAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY     PRINCIPAL AMOUNT(f)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (CONT.)
           TRANSPORTATION 2.3%
           Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%, 12/15/13 ....    United States     1,200,000      $    930,000
           Laidlaw International Inc., senior note, 10.75%, 6/15/11 ..............    United States     3,000,000         3,408,750
                                                                                                                       ------------
                                                                                                                          4,338,750
                                                                                                                       ------------
           UTILITIES 6.1%
           Aquila Inc., senior note, 14.875%, 7/01/12 ............................    United States     2,000,000         2,605,000
           Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ..............    United States     2,500,000         1,781,250
           Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .....................    United States     2,600,000         2,707,250
           Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ...........    United States     3,000,000         3,360,000
           Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ..................    United States     1,200,000         1,239,000
                                                                                                                       ------------
                                                                                                                         11,692,500
                                                                                                                       ------------
           TOTAL CORPORATE BONDS (COST $166,085,404) .............................                                      164,213,184
                                                                                                                       ------------
           FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.2%
           GOVERNMENT BONDS 3.2%
           Eskom, E168, 11.00%, 6/01/08 ..........................................    South Africa      4,350,000 ZAR       690,181
           Russian Federation, 3.00%, 5/14/06 ....................................       Russia         1,300,000         1,282,060
           United Mexican States, 11.375%, 9/15/16 ...............................       Mexico         2,750,000         4,114,275
                                                                                                                       ------------
                                                                                                                          6,086,516
                                                                                                                       ------------
           TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $5,264,153) ......                                        6,086,516
                                                                                                                       ------------
           TOTAL LONG TERM INVESTMENTS (COST $225,941,258) .......................                                      238,594,672
                                                                                                                       ------------

                                                                                                    ------------------
                                                                                                          SHARES
                                                                                                    ------------------
           SHORT TERM INVESTMENT (COST $4,877,443) 2.6%
           MONEY FUND 2.6%
        (h)Franklin Institutional Fiduciary Trust Money Market Portfolio .........    United States     4,877,443         4,877,443
                                                                                                                       ------------
           TOTAL INVESTMENTS (COST $230,818,701) 127.5% ..........................                                      243,472,115
           OTHER ASSETS, LESS LIABILITIES (27.5)% ................................                                      (52,547,014)
                                                                                                                       ------------
           NET ASSETS 100.0% .....................................................                                     $190,925,101
                                                                                                                       ============

CURRENCY ABBREVIATIONS
ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt
FRN - Floating Rate Note
PLC - Public Limited Co.

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c)   Rounds to less than 0.05% of net assets.

(d) Subect to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and its subsidiaries in November 2006.

(e)   Defaulted security.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)   The coupon shown represents the rate at period end.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

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8 | Quarterly Statement of Investments

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Universal Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At May 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes was as follows:

Cost of investments ............................................   $230,983,426
                                                                   ============
Unrealized appreciation ........................................   $ 32,791,749
Unrealized depreciation ........................................    (20,303,060)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $ 12,488,689
                                                                   ============

2. RESTRICTED SECURITIES

At May 31, 2005, the Fund held investments in restricted and illiquid securities as follows:

----------------------------------------------------------------------------------------------------------------
SHARES/PRINCIPAL                                                        ACQUISITION
 AMOUNT/WARRANTS    ISSUER                                                  DATE            COST          VALUE
----------------------------------------------------------------------------------------------------------------
    4,000,000       Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                     Perpetual ......................................     2/14/97        $4,000,000     $ 44,960
      752,296       Atherton Franchise Capital, 13.073%,
                     12/01/08 .......................................     4/28/94           752,296       11,284
      339,219       Pindo Deli Finance Mauritius Ltd., FRN,
                     4.19%, 4/29/15 .................................     4/29/05            78,821       78,878
      882,036       Pindo Deli Finance Mauritius Ltd., FRN,
                     4.19%, 4/29/18 .................................     4/29/05           204,950      205,100
    1,822,397       Pindo Deli Finance Mauritius Ltd., zero cpn.,
                     4/29/25 ........................................     4/29/05           423,452      423,762
        3,000       Poland Telecom Finance, wts., 144A,
                     12/01/07 .......................................     11/24/97           18,000           --
                                                                                                        --------
                    TOTAL RESTRICTED SECURITIES (0.40% OF NET ASSETS) .............................     $763,984
                                                                                                        ========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 9

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKILN UNIVERSAL TRUST


By /s/JIMMY D. GAMBILL
   ---------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   ---------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  July 22, 2005


By /s/GALEN G. VETTER
   ---------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005









                                Exhibit (A)


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Universal Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 22, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Universal Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 22, 2005


/s/GALEN G. VETTER
Chief Financial Officer